Short-Term Bank Loans - Schedule of Short-Term Bank Loans (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Short-Term Bank Loans [Line Items]
Total short-term bank loans	$ 6,969,090	$ 4,618,839
Fujian Rural Commercial Bank [Member]
Schedule of Short-Term Bank Loans [Line Items]
Total short-term bank loans	368,454	357,495
Industrial and Commercial Bank of China [Member]
Schedule of Short-Term Bank Loans [Line Items]
Total short-term bank loans	4,391,978	4,261,344
China Merchants Bank [Member]
Schedule of Short-Term Bank Loans [Line Items]
Total short-term bank loans	$ 2,208,658